UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ayer Capital Management, LP

Address:   230 California Street, Suite 600
           San Francisco, CA 94111


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Tom Glaser
Title:  CFO
Phone:  415-874-4800

Signature,  Place,  and  Date  of  Signing:

/s/ Tom Glaser                     San Francisco, CA                  5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              31

Form 13F Information Table Value Total:  $      153,559
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1                           ACM Capital Partners, LLC
----  --------------------  ----------------------------------------------------
2                           Jay Venkatesan
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMARIN                       COM            023111906    5,385   736,100     CALL DEFINED    1,2        736,100      0    0
ARTHROCARE CORP              COM            043136100   11,182   335,394 SH       DEFINED    1,2        335,394      0    0
BIOSPECIFICS TECHNOLOGIES    COM            090931106    5,513   216,207 SH       DEFINED    1,2        216,207      0    0
CHELSEA THERAPEUTICS INTERNA COM            163428105    3,574   921,243 SH       DEFINED    1,2        921,243      0    0
CELGENE CORP                 COM            151020104   12,294   213,537 SH       DEFINED    1,2        213,537      0    0
CIGNA CORP                   COM            125509109    4,481   101,192 SH       DEFINED    1,2        101,192      0    0
CORCEPT THERAPEUTICS INC     COM            218352102    2,792   657,000 SH       DEFINED    1,2        657,000      0    0
DENDREON CORP                COM            24823Q107    6,334   169,217 SH       DEFINED    1,2        169,217      0    0
ENDOCYTE INC                 COM            29269A102    6,547   764,000 SH       DEFINED    1,2        764,000      0    0
EXPRESS SCRIPTS INC          COM            302182100    3,583    64,422 SH       DEFINED    1,2         64,422      0    0
HOSPIRA INC                  COM            441060100    5,796   105,000 SH       DEFINED    1,2        105,000      0    0
IBIO INC                     COM            451033104    2,036   663,328 SH       DEFINED    1,2        663,328      0    0
INTELLIPHARMACEUTICS INTERNA COM            458173101    1,866   620,000 SH       DEFINED    1,2        620,000      0    0
INTERMUNE INC                COM            45884X103    5,993   127,000 SH       DEFINED    1,2        127,000      0    0
INTERMUNE INC                COM            45884X903   18,876   400,000     CALL DEFINED    1,2        400,000      0    0
MCKESSON CORP                COM            58155Q103   10,980   138,900 SH       DEFINED    1,2        138,900      0    0
MEDCO HEALTH SOLUTIONS INC   COM            58405U102    2,690    47,900 SH       DEFINED    1,2         47,900      0    0
MITSUI SUGAR CO LTD          ADR            606827202    4,073   971,000 SH       DEFINED    1,2        971,000      0    0
NPS PHARMACEUTICALS INC      COM            62936P103    1,919   200,312 SH       DEFINED    1,2        200,312      0    0
NPS PHARMACEUTICALS INC      COM            62936P903    4,790   500,000     CALL DEFINED    1,2        500,000      0    0
ONCOTHYREON INC              COM            682324108    2,930   757,119 SH       DEFINED    1,2        757,119      0    0
ARDEA BIOSCIENCES INC        COM            03969P107    4,317   150,478 SH       DEFINED    1,2        150,478      0    0
RAPTOR PHARMACEUTICAL CORP   COM            75382F106      307    89,054 SH       DEFINED    1,2         89,054      0    0
SHANGPHARMA CORP-ADR         SPONSORED ADR  81943P104    3,875   319,977 SH       DEFINED    1,2        319,977      0    0
THRESHOLD PHARMACEUTICALS    COM NEW        885807206    2,567 1,666,666 SH       DEFINED    1,2      1,666,666      0    0
TENGION INC                  COM            88034G109      721   353,360 SH       DEFINED    1,2        353,360      0    0
UROPLASTY INC                COM NEW        917277204    7,020 1,062,036 SH       DEFINED    1,2      1,062,036      0    0
WELLPOINT INC                COM            94973V107    6,370    91,276 SH       DEFINED    1,2         91,276      0    0
WUXI PHARMATECH CAYMAN INC   SPONS ADR SHS  929352102    1,761   113,900 SH       DEFINED    1,2        113,900      0    0
XENOPORT INC                 COM            98411C100    1,208   203,700 SH       DEFINED    1,2        203,700      0    0
XENOPORT INC                 COM            98411C900    1,779   300,000     CALL DEFINED    1,2        300,000      0    0